Segment Information (Details)	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Nov. 18, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Segment Information
Number of reportable segments | segment					3
Revenue
Rental revenue			$ 19,634,366	$ 15,702,163	$ 21,401,328	$ 16,656,870	$ 7,707,106
Interest income on receivables			605,180	522,994	709,030	742,185	356,348
Total revenue	$ 1,680,771		20,239,546	16,225,157	22,110,358	17,399,055	8,063,454
Expenses
Management fees to affiliate			209,909	509,703	642,150	544,908	248,551
Property operating			19,459	21,805	24,720	6,454	26,267
General and administrative			2,107,354	579,628	820,522	722,601	191,293
Acquisition-related			2,958,276	238,385	527,065	1,093,948	1,408,277
Amortization			4,931,670	3,973,704	5,382,671	4,464,124	1,738,715
Impairments			3,578,744	8,450	258,834	1,005,478	183,271
Total expenses	823,363		13,805,412	5,331,675	7,655,962	7,837,513	3,796,374
Other income and expenses
Interest expense			(6,070,326)	(5,502,771)	(7,831,847)	(5,406,753)	(1,957,834)
Loss on early extinguishment of debt			(902,625)		(2,905,259)
Realized loss on derivative					(213,181)
Unrealized loss on derivatives			(2,023,572)	(6,393)	(643,481)	1,493,041	(1,226,864)
Gain on sale of real property interest			82,026
Total other income and expenses	(3,555,756)		(8,914,497)	(5,509,164)	(11,593,768)	(3,913,712)	(3,184,698)
Net income (loss)	(2,698,348)	$ 5,558,976	(2,480,363)	5,384,318	2,860,628	5,647,830	1,082,382
Assets	307,694,913		365,686,694		307,694,913	274,984,130
Operating Segments | Wireless Communication
Revenue
Rental revenue			16,156,076	13,350,242	18,062,939	14,301,591	7,038,852
Interest income on receivables			605,180	522,994	709,030	742,185	356,348
Total revenue			16,761,256	13,873,236	18,771,969	15,043,776	7,395,200
Expenses
Management fees to affiliate			159,771	432,603	538,502	467,437	227,264
Property operating			15,993	6,721	9,637	6,454	26,267
General and administrative				30,372	39,003	106,840	1,036
Acquisition-related			1,610,137	187,164	421,337	999,745	1,296,808
Amortization			4,489,636	3,656,409	4,987,872	4,224,127	1,673,406
Impairments			3,125,596	8,450	258,834	1,005,478	183,271
Total expenses			9,401,133	4,321,719	6,255,185	6,810,081	3,408,052
Other income and expenses
Interest expense				(34,977)	(40,619)	(54,546)	(12,024)
Gain on sale of real property interest			9,524
Total other income and expenses			9,524	(34,977)	(40,619)	(54,546)	(12,024)
Net income (loss)			7,369,647	9,516,540	12,476,165	8,179,149	3,975,124
Assets	254,632,901		300,657,986		254,632,901	233,217,358
Operating Segments | Outdoor Advertising
Revenue
Rental revenue			3,407,856	2,345,565	3,323,131	2,355,279	668,254
Total revenue			3,407,856	2,345,565	3,323,131	2,355,279	668,254
Expenses
Management fees to affiliate			50,138	77,004	103,480	77,471	21,287
Property operating			3,466	15,084	15,083
General and administrative				1,473	9,633	79,114
Acquisition-related			57,687	48,021	99,278	94,203	111,469
Amortization			416,176	314,594	389,031	239,997	65,309
Impairments			453,148
Total expenses			980,615	456,176	616,505	490,785	198,065
Other income and expenses
Interest expense				(8,380)	(10,038)	(11,774)	(1,796)
Gain on sale of real property interest			72,502
Total other income and expenses			72,502	(8,380)	(10,038)	(11,774)	(1,796)
Net income (loss)			2,499,743	1,881,009	2,696,588	1,852,720	468,393
Assets	48,324,327		54,100,567		48,324,327	34,302,982
Operating Segments | Renewable Power Generation
Revenue
Rental revenue			70,434	6,356	15,258
Total revenue			70,434	6,356	15,258
Expenses
Management fees to affiliate				96	168
Acquisition-related				3,200	6,450
Amortization			25,858	2,701	5,768
Total expenses			25,858	5,997	12,386
Other income and expenses
Net income (loss)			44,576	359	2,872
Assets	391,381		3,916,884		391,381
Corporate
Expenses
General and administrative			2,107,354	547,783	771,886	536,647	190,257
Acquisition-related			1,290,452
Total expenses			3,397,806	547,783	771,886	536,647	190,257
Other income and expenses
Interest expense			(6,070,326)	(5,459,414)	(7,781,190)	(5,340,433)	(1,944,014)
Loss on early extinguishment of debt			(902,625)		(2,905,259)
Realized loss on derivative					(213,181)
Unrealized loss on derivatives			(2,023,572)	(6,393)	(643,481)	1,493,041	(1,226,864)
Total other income and expenses			(8,996,523)	(5,465,807)	(11,543,111)	(3,847,392)	(3,170,878)
Net income (loss)			(12,394,329)	$ (6,013,590)	(12,314,997)	(4,384,039)	$ (3,361,135)
Assets	$ 4,346,304		$ 7,011,257		$ 4,346,304	$ 7,463,790